RENN Fund, Inc. Consolidated Schedule of Investments As of September 30, 2022 (Unaudited)
Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 33.7%
84,338	Fidelity Government Cash Reserves Portfolio - Institutional Class, 0.01%	$84,338	$84,338
4,893,973	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 0.01%	4,893,973	4,893,973
	Total Money Market Funds	4,978,311	4,978,311

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	541,331	-
	Total Convertible Bonds	541,331	-

	COMMON EQUITIES – 64.80%
	Accomodations – 0.62%
3,668	Civeo Corp.(2)	137,069	92,177

	Aerospace & Defense – 0.02%
20	Boeing Co.(2)	4,267	2,422

	Asset Management – 1.06%
973	Associated Capital Group, Inc. - Class A	40,594	35,767
7,098	Gamco Investors, Inc.	189,620	121,021
		230,214	156,788

	Communication Services – 0.01%
100	Rumble, Inc.(2)	1,206	1,225

	Diversified Financial Services – 0.05%
1,800	Galaxy Digital Holdings Ltd.(2)(4)	31,086	7,636

	Marine Shipping – 0.06%
300	Clarkson PLC(4)	16,197	8,810

	Metal Mining – 3.50%
580	Franco-Nevada Corp.	83,192	69,298
18,478	Mesabi Trust	496,054	397,462
1,560	Wheaton Precious Metals Corp.	65,121	50,482
		644,367	517,242

	Medicinal Chemicals and Botanical Products – 7.84%
77,228	FitLife Brands, Inc.(2)	9,131,688	1,158,420

	Oil and Gas – 26.54%
19,159	Permian Basin Royalty Trust	280,584	312,866
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
16,300	PrairieSky Royalty Ltd.(4)	206,969	210,151
100	Sabine Royalty Trust	8,002	7,108
1,908	Texas Pacific Land Corp.	1,079,739	3,390,955
		1,676,350	3,921,080
	Other Financial Investment Activities – 0.26%
1	Morgan Group Holding Co.(2)	16	1
13,200	Urbana Corp.(4)	42,349	39,178
		42,365	39,179

	Real Estate – 0.35%
3,600	Tejon Ranch(2)	68,859	51,840

	Securities and Commodity Exchanges – 1.63%
685	Cboe Global Markets, Inc.	80,892	80,398
204	CME Group, Inc.	46,086	36,134
240	Intercontinental Exchange, Inc.	30,806	21,684
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	102,760
		262,784	240,976

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.42%
5,460	Grayscale Bitcoin Trust(2)	258,912	62,299

	Live Sports (Spectator Sports) – 1.89%
5,091	Big League Advance, LLC.(1)(2)(3)	280,000	280,005

	Surgical & Medical Instruments & Apparatus – 18.69%
615,000	Apyx Medical Corp.(2)	1,470,958	2,761,350

	Technology Services – 1.86%
550	Core Scientific, Inc.(2)	7,513	715
1,048	CACI International, Inc. – Class A. (2)	296,485	273,591
		303,998	274,306
	Total Common Equities	14,560,320	9,575,755

	EXCHANGE TRADED FUNDS – 0.04%
124	ProShares Short VIX Short-Term Futures ETF(2)	7,201	6,025
	Total Exchange Traded Funds	7,201	6,025

	OPEN ENDED MUTUAL FUNDS – 0.12%
824	Kinetics Spin-Off and Corporate Restructuring Fund(6)	13,167	17,189
	Total Open Ended Mutual Funds	13,167	17,189

	PREFERRED STOCKS – 1.26%
30,966	Diamond Standard, Inc.(1)(2)(3)	185,798	185,798
	Total Preferred Stocks	185,798	185,798

	WARRANTS – 0.03%
	Diamond Standard, Inc., Exercise Price: $9.00,
837	Expiration Date: January 15, 2026(1)(2)(3)	-	33
	Miami International Holdings, Inc., Exercise Price: $7.50,
2,132	Expiration Date: March 31, 2026(1)(2)(3)	-	3,731
	Total Warrants	-	3,764

	TOTAL INVESTMENTS – 99.95%	$20,286,127	$14,766,842
	OTHER ASSETS LESS LIABILITIES – 0.05%		6,962
	NET ASSETS - 100.00%		$14,773,804

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – 0.00%
	EXCHANGE TRADED FUNDS – 0.00%
(12)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	$(202)	$(297)
(12)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF(2)	(123)	(171)
(7)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,102)	(90)
	Total Exchange Traded Funds	(1,427)	(558)

	TOTAL SECURITIES SOLD SHORT – 0.00%	$(1,427)	$(558)

(1)	See Semi-Annual Report Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	Big League Advance, LLC., Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.
(6)	Affiliated security, given that the security is managed by the same Investment Advisor as the Fund.

RENN Fund, Inc.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

As of September 30, 2022 (Unaudited)

Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or any investment which is advised or sponsored by the advisor. In this instance, affiliation is based on the fact that the Kinetics Spin-off and Corporate Restructuring Fund is advised by Horizon, the same Investment Advisor to the Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	$-	$13,167	$-	$-	$4,022	$17,189

Total	$-	$13,167	$-	$-	$4,022	$17,189

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
Kinetics Spin-off and Corporate
Restructuring Fund	-	824	-	-	824
Total	-	824	-	-	824